Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2022	Feb. 19, 2021	Sep. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Fair market value percentage			80.00%	80.00%
Business combination voting securities, percentage			50.00%	50.00%
Interest public shares (in Dollars per share)			$ 10	$ 10
Net tangible assets			$ 5,000,001	$ 5,000,001
Percentage of public shares			15.00%	15.00%
Percentage of redeem public shares			100.00%	100.00%
Interest dissolution expenses			$ 100,000	$ 100,000
Trust account per public share (in Dollars per share)			$ 10	$ 10
Trust account, description			In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank accounts			$ 42,000	$ 21,000
Payment from the sponsor			25,000	25,000
Loan amount			129,000	129,000
Working capital loans			750,000	250,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	$ 6,300,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in Shares)		32,500,000
Gross proceeds		$ 325,000,000
Offering costs		18,500,000
Deferred underwriting commissions.		$ 11,400,000
Option to purchase (in Shares)		2,000,000
Amount of net proceeds from sale of units			$ 325,000,000	$ 325,000,000
Net proceeds per share (in Dollars per share)			$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in Shares)		2,500,000
Unit price per share (in Dollars per share)		$ 10
Price per share (in Dollars per share)		$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in Shares)			4,250,000	4,250,000
Gross proceeds			$ 8,500,000	$ 8,500,000
Private placement warrant (in Dollars per share)			$ 2
Exercise price of warrants (in Dollars per share)				$ 2
Price per share (in Dollars per share)			2	2
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)			11.5
Exercise price of warrants (in Dollars per share)			11.5	11.5
Price per share (in Dollars per share)			$ 11.5	11.5
Class A Ordinary Shares [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5